Scudder
S&P 500 Index
Fund

Annual Report
December 31, 1997


Pure No-Load(TM) Funds



A pure no-load(TM) (no sales charges) mutual fund seeking to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.



SCUDDER                    (logo)

                           Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------
Date of Inception: 8/29/97   Total Net Assets as of        Ticker Symbol:  SCPIX
                             12/31/97: $16.9 million
--------------------------------------------------------------------------------

o Scudder S&P 500 Index Fund invests substantially all of its assets in the Equity 500 Index Portfolio, which has the same investment objective as the Fund.

o For the four-month period since its inception, the Fund returned 8.34%, compared to the 8.51% return of the S&P 500 Index during the same period.

o The S&P 500 Index demonstrated strong overall performance in 1997, despite short-term volatility.

o Concerns about the Asian crisis suggest that equity gains may be comparatively lower in 1998, but any correction is expected to be brief and mild.


                                Table of Contents

   3  Letter from the Fund's President
   4  Portfolio Summary
   5  Portfolio Management Discussion
   7  Glossary of Investment Terms

Scudder S&P 500 Index Fund

   8   Financial Statements
  11   Financial Highlights
  12   Notes to Financial Statements
  14   Report of Independent Accountants
  15   Tax Information
  15   Officers and Trustees


Equity 500 Index Portfolio

  16   Investment Portfolio
  26   Financial Statements
  29   Financial Highlights
  30   Notes to Financial Statements
  32   Report of Independent Accountants

  36   Investment Products and Services
  37   Scudder Solutions

                         2 - Scudder S&P 500 Index Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the initial annual report for Scudder S&P 500 Index Fund, covering the abbreviated period from the Fund's inception on August 29, 1997 through December 31, 1997.

     The U.S. economy -- buoyed by moderate growth, strong employment, low inflation and healthy corporate profits -- continued to enjoy strong performance over the initial period of operations for Scudder S&P 500 Index Fund. In fact, the U.S. economy can now lay claim to one of the longest expansions on record -- 6 1/2 years -- a growth trend which we believe shows no sign of ending soon. The investment community does, however, continue to speculate on the potential impact of Asia's economic woes on the U.S. economy. While we think the investment environment continues to remain healthy, we believe a return to performance that is closer to the 10% average long-term return for stocks is more realistic going forward.

     For those of you who are interested in other new Scudder products, we recently introduced a new industry sector fund, Scudder Financial Services Fund, one of Scudder's Choice Series funds. The Fund seeks long-term growth by investing in financial services companies in the U.S. and abroad. In addition, two other Choice Series funds will be launched on March 2: Scudder Health Care Fund, seeking long-term growth from health care companies located around the world, and Scudder Technology Fund, pursuing long-term growth by investing in companies that develop, produce, or distribute technology. For further information on these new funds, please call 1-800-225-2470.

     Thank you for your continued investment in Scudder S&P 500 Index Fund. If you have any questions about your account, please call Scudder Investor Relations at the toll-free number above, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder S&P 500 Index Fund

                         3 - Scudder S&P 500 Index Fund

PORTFOLIO SUMMARY as of December 31, 1997
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Common Stocks                      99%
Cash Equivalents                    1%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Portfolio is substantially
fully invested in stocks that
are part of the S&P 500 Index.
--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
(Excludes 1% of Cash Equivalents)
--------------------------------------------------------------------------
Financial                                 17%
Manufacturing                             13%
Consumer Staples                          11%
Health                                    11%
Energy                                     9%
Utilities                                  8%
Technology                                 8%
Consumer Discretionary                     7%
Durables                                   4%
Other                                     12%
---------------------------------------------
                                         100%
---------------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Financial stocks are the
largest sector component of
the S&P 500 Index.
--------------------------------------------------------------------------
10 LARGEST EQUITY HOLDINGS
(16% OF PORTFOLIO)
--------------------------------------------------------------------------
1.  GENERAL ELECTRIC CO.
    Producer of electrical equipment

2.  COCA-COLA CO.
    International soft drink company

3.  MICROSOFT CORP.
    Computer operating systems software

4.  EXXON CORP.
    International oil and gas company

5.  MERCK & CO.
    Leading ethical drug manufacturer

6.  ROYAL DUTCH PETROLEUM CO.
    Diversified petroleum company

7.  INTEL CORP.
    Semiconductor memory circuits

8.  PHILIP MORRIS COMPANIES INC.
    Tobacco, food products and brewing company

9.  PROCTOR & GAMBLE CO.
    Diversified manufacturer of consumer products

10. INTERNATIONAL BUSINESS MACHINES CORP.
    Manufacturer of business computers


The Portfolio's top holdings
reflect the composition of the
S&P 500 Index.

For more complete details about the Fund's investment portfolio, see page 16. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                         4 - Equity 500 Index Portfolio

                         Portfolio Management Discussion

Dear Shareholders,

For the period beginning with its inception on August 29, 1997 and ending December 31, 1997, the Scudder S&P 500 Index Fund (the "Fund") returned 8.34%, closely tracking the 8.51% return of the S&P 500 Index over the same period.

                              1997 Market Activity

Prior to the Fund's inception at the end of August, large capitalization equities had quite a year. Having broken the 7,000 barrier in February 1997, it took only five months for the Dow Jones Industrial Average to reach the 8,000 milestone in the middle of July. The S&P 500 Index also reached record high levels. However, as anticipated, short-term volatility plagued the bull market for equities virtually throughout the year.

On October 27, the Dow Jones experienced its largest single one-day point loss ever, and the S&P 500 dropped dramatically as well. Though weakened currencies and economies in Southeast Asia and market volatility in the Far East led to the plummet here, there was little evidence of any meaningful impact of the ongoing turmoil abroad on domestic activity. Thus, the very next day, the Dow Jones experienced its largest one-day point gain ever, and the S&P 500 regained more than two-thirds of the previous day's drop. The remainder of the fourth quarter of the year was marked by continued strength in financial stocks and renewed strength in utilities. A favorable economy, supported by slowed growth, declining unemployment, low inflation, higher corporate earnings, and a Federal Reserve Board on hold through the remainder of 1997, served as the backdrop to this strong overall performance despite short-term volatility.

                                 Manager Outlook

Overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at about 2% for all of 1998, and the environment is expected to be positive for the equities market. Given the previous three solidly upward years, however, the prospect for gains in the stock market for 1998 appear to be less assured. Volatility will likely continue to be high.

On the one hand, the current high valuations and ongoing concerns about fallout from the Far East suggest that any equity gains will be comparatively low. Questions about earnings, particularly for the large multinational companies, persist, and the labor market remains tight, placing upward pressure on wages. On the other hand, productivity improvement has been sufficient to offset any higher costs, thereby allowing profits to expand while keeping a lid on inflation. Several underlying fundamentals impacting the consumer -- including rising incomes and high levels of confidence -- are also expected to keep the economy on a relatively strong upward course for the near term. Finally, low interest rates and hefty flows of retirement funds into the equity market should provide some support for stock prices. Any correction that may occur is anticipated to be brief and mild.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according

                         5 - Scudder S&P 500 Index Fund
to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to track the performance of the S&P 500 closely.

Thank you for your support of the Scudder S&P 500 Index Fund. We look forward to continuing to serve your investment needs for many years to come.

Sincerely,

/s/Frank Salerno

Frank Salerno
Portfolio Manager





                         6 - Scudder S&P 500 Index Fund

                          Glossary of Investment Terms

 INDEX FUND                       A mutual fund that seeks to replicate the
                                  performance of a securities market index.
                                  These funds are usually passively managed, employing popular benchmarks such as the S&P
                                  500, Russell 2000 (small-caps), or Lehman
                                  Aggregate Bond Index. Because an index fund essentially "buys the market," its performance tends to closely track both increases and decreases in the respective index.

 MARKET CAPITALIZATION            The value of a company's outstanding shares
                                  of common stock, determined by multiplying the number of shares outstanding by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.
                                  "Large-cap" stocks tend to be more liquid and less volatile, while "small-cap" stocks have greater potential earnings growth and are typically more volatile.

 PASSIVE MANAGEMENT               An investment approach that typically selects
                                  investments based on non-fundamental
                                  criteria, often by seeking to mirror the performance of a securities market index.
                                  This is in contrast to active management, in which an investment manager attempts to select the most promising investments by analyzing company financial statements, market conditions, and industry trends.

 STANDARD & POOR'S                A broad-based measurement of changes in stock
 COMPOSITE INDEX OF 500           market conditions based on the average
 STOCKS (S&P 500)                 performance of 500 widely held common stocks.
                                  The index is comprised of 400 industrial company stocks, 20 transportation company stocks, 40 financial company stocks, and 40 public utilities. The stocks which comprise the S&P 500 represent some of the largest companies in terms of market capitalization.

 STANDARD & POOR'S CORPORATION    A subsidiary of McGraw-Hill, Inc. that
                                  provides a broad range of investment
                                  services, including rating commercial paper, compiling the Standard & Poor's Composite
                                  Index of 500 Stocks, the Standard & Poor's
                                  400 Industrial Index, and the Standard &
                                  Poor's 100 Index, among other indexes. The company also provides a wide variety of statistical materials, investment advisory reports, and other financial information.

(Sources: SKI; Barron's Dictionary of Finance and Investment Terms)


                         7 - Scudder S&P 500 Index Fund

                              Financial Statements

                           Scudder S&P 500 Index Fund

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investment in Equity 500 Index Portfolio, at market ....................   $  16,453,695
                 Receivable for Fund shares sold ........................................         451,143
                 Deferred organization expenses .........................................          27,471
                                                                                            ----------------
                 Total assets ...........................................................      16,932,309
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed .......................................          11,060
                 Accrued administration fee .............................................           1,934
                 Other payables and accrued expenses ....................................           7,039
                                                                                            ----------------
                 Total liabilities ......................................................          20,033
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  16,912,276
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ....................................           1,046
                 Unrealized appreciation on investments and futures transactions ........         264,868
                 Accumulated net realized gain from investments and futures
                 transactions ...........................................................         142,842
                 Paid-in capital ........................................................      16,503,520
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  16,912,276
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($16,912,276 / 1,307,405 outstanding shares of beneficial               ----------------
                    interest, $.01 par value, unlimited number of shares authorized) ....          $12.94
                                                                                            ----------------

   The accompanying notes are an integral part of the financial statements.


                         8 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                            Statement of Operations

                        for the period August 29, 1997
               (commencement of operations) to December 31, 1997

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Income allocated from Equity 500 Index Portfolio, net ..................   $      48,852
                                                                                            -----------------

                 Expenses:
                 Administration fee .....................................................           1,934
                 Services to shareholders ...............................................          34,079
                 Custodian and accounting fee ...........................................           6,443
                 Trustees' fees and expenses ............................................           5,448
                 Auditing ...............................................................          15,565
                 Registration fees ......................................................          40,615
                 Reports to shareholders ................................................          11,490
                 Legal ..................................................................           4,881
                 Amortization of organization expense ...................................           1,942
                 Other ..................................................................           2,812
                                                                                            -----------------
                 Total expenses before reductions .......................................         125,209
                 Expense reductions .....................................................        (116,004)
                                                                                            -----------------
                 Expenses, net ..........................................................           9,205
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                             39,647
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ............................................................         150,865
                 Futures contracts ......................................................          (8,023)
                                                                                            -----------------
                                                                                                  142,842
                                                                                            -----------------
                 Net unrealized appreciation (depreciation) during the period on
                    investments and futures contracts ...................................         264,868
                ---------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                       407,710
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $     447,357
                ---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.


                         9 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                      Statement of Changes in Net Assets

                                                                                           For the Period
                                                                                          August 29, 1997
                                                                                          (commencement of
                                                                                           operations) to
                                                                                            December 31,
Increase (Decrease) in Net Assets                                                               1997
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ...............................................      $    39,647
                 Net realized gain (loss) from investment transactions ...............          142,842
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ...................................          264,868
                                                                                         -------------------
                 Net increase (decrease) in net assets resulting from operations .....          447,357
                                                                                         -------------------
                 Distributions to shareholders from net investment income ............          (74,511)
                                                                                         -------------------
                 Fund share transactions:
                 Proceeds from shares sold ...........................................       18,098,523
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ....................................           72,136
                 Cost of shares redeemed .............................................       (1,632,429)
                                                                                         -------------------
                 Net increase (decrease) in net assets from Fund share
                    transactions .....................................................       16,538,230
                                                                                         -------------------
                 Increase (decrease) in net assets ...................................       16,911,076
                 Net assets at beginning of period ...................................            1,200
                 Net assets at end of period (including undistributed net                -------------------
                    investment income of $1,046) .....................................      $16,912,276
                                                                                         -------------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ...........................              100
                                                                                         -------------------
                 Shares sold .........................................................        1,431,700
                 Shares issued to shareholders in reinvestment of distributions ......            5,676
                 Shares redeemed .....................................................         (130,071)
                                                                                         -------------------
                 Net increase in Fund shares .........................................        1,307,305
                                                                                         -------------------
                 Shares outstanding at end of period .................................        1,307,405
                                                                                         -------------------

   The accompanying notes are an integral part of the financial statements.


                         10 - Scudder S&P 500 Index Fund

                              Financial Highlights

                           Scudder S&P 500 Index Fund

The following table includes selected data for a share outstanding (a) throughout each period and other performance information derived from the financial statements.

                                                                                          For the Period
                                                                                          August 29, 1997
                                                                                           (commencement
                                                                                         of operations) to
                                                                                         December 31, 1997
----------------------------------------------------------------------------------------------------------
                                                                                       -------------------
Net asset value, beginning of period ..........................................               $12.00
                                                                                       -------------------
Income from investment operations:
Net investment income..........................................................                  .05
Net realized and unrealized gain (loss) on investment transactions ............                  .95
                                                                                       -------------------
Total from investment operations ..............................................                $1.00
                                                                                       -------------------
Less distributions from net investment income .................................                 (.06)
                                                                                       -------------------
Net asset value, end of period ................................................               $12.94
----------------------------------------------------------------------------------------------------------
Total Return (%) (b) ..........................................................                 8.34**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................................                   17
Ratio of operating expenses, net to average daily net assets (%) (c) ..........                  .40*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) (c) .............................................................                 4.42*
Ratio of net investment income to average daily net assets (%) ................                 1.35*

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Includes expenses of the Equity 500 Index Portfolio.
 *  Annualized
 ** Not annualized


                         11 - Scudder S&P 500 Index Fund

                          Notes to Financial Statements

                           Scudder S&P 500 Index Fund

                       A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of Scudder Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company advised by Bankers Trust Company which has the same investment objective as the Fund. At December 31, 1997, the Fund's investment was approximately 0.6% of the Portfolio.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required. At December 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $216,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005, whichever occurs first. In addition, from November 1 through December 31, the Fund incurred approximately $137,000 of realized long-term capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1998.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, the Fund's pro rata share of the Portfolio's realized gains from security transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


                         12 - Scudder S&P 500 Index Fund

                               B. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments Inc. ("Scudder Kemper" or the "Manager"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement.

Under the Management Agreement with Scudder Kemper, the Manager monitors the Fund's investments in the Portfolio. Scudder Kemper receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder Kemper would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

The Fund also has an Administrative Services Agreement with the Manager, under which the Manager provides shareholder and administrative services to the Fund. Scudder Kemper receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. The Manager has voluntarily agreed to maintain expenses of the Fund to the extent necessary to limit the expenses of the Fund to 0.40% of its annual average daily net assets (including the Fund's pro rata share of the expenses of the Portfolio). Under the terms of a Third Party Feeder Agreement between the Fund, the Manager and Bankers Trust, Bankers Trust has voluntarily agreed to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to 0.08% of its annual average net assets. For the period ended December 31, 1997, the Manager did not impose any of its fee, which amounted to $1,934. Further, due to the limitations of such Agreement, the Manager's reimbursement to the Fund for the period ended December 31, 1997, amounted to $85,349.

Scudder Service Corporation ("SSC"), a subsidiary of the Manager, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1997, SSC did not impose any of its fee, which amounted to $28,721.

The Fund pays each Trustee not affiliated with the Manager an annual retainer. For the year ended December 31, 1997, Trustees' fees aggregated $5,448.


                         13 - Scudder S&P 500 Index Fund

                        Report of Independent Accountants

To the Trustees of Scudder Investment Trust and the Shareholders of Scudder S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Scudder S&P 500 Index Fund as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period August 29, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder S&P 500 Index Fund as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period August 29, 1997 (commencement of operations) to December 31, 1997 in conformity with generally accepted accounting principles.


Kansas City, Missouri                                   COOPERS & LYBRAND L.L.P.
February 13, 1998


                         14 - Scudder S&P 500 Index Fund

                                 Tax Information

For corporate shareholders, 100% of the income dividends paid during the period ended December 31, 1997 qualified for the dividends received deduction.


                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center for Business Ethics, Bentley College

Peter B. Freeman
Trustee; Director, The A. H. Belo Company

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
Trustee, Vice President and Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Jerard K. Hartman*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Caroline Pearson*
Assistant Secretary

                        *Scudder Kemper Investments, Inc.


                         15 - Scudder S&P 500 Index Fund

                  Investment Portfolio as of December 31, 1997

                           Equity 500 Index Portfolio

                                                       Principal        Market
                                                      Amount ($)       Value ($)
--------------------------------------------------------------------------------
Short-Term Instruments 1.2%
--------------------------------------------------------------------------------
Mutual Funds 1.1%
BT Institutional Cash
  Management Fund .................................   30,227,816      30,227,816
U.S. Treasury Bill 0.1%
5.3%, 3/05/98 (b) .................................    4,170,000       4,133,229
--------------------------------------------------------------------------------
Total Short-Term Instruments (Cost $34,360,106)                       34,361,045
--------------------------------------------------------------------------------

                                                        Shares
--------------------------------------------------------------------------------
Common Stocks 98.7%
--------------------------------------------------------------------------------
Advertising 0.1%
Omnicom Group, Inc. ...............................       57,600       2,440,800
                                                                   -------------
Aerospace 1.7%
Boeing Co. ........................................      367,446      17,981,889
General Dynamics Corp. ............................       24,122       2,085,045
Lockheed Martin Corp. .............................       72,745       7,165,382
Northrop Grumman Corp. ............................       24,579       2,826,585
Raytheon Co.-Class A ..............................       17,497         862,844
Raytheon Co.-Class B ..............................       95,514       4,823,457
Rockwell International Corp. ......................       80,624       4,212,604
United Technologies Corp. .........................       85,612       6,233,624
                                                                   -------------
                                                                      46,191,430
                                                                   -------------
Airlines 0.4%
AMR Corp. (a) .....................................       34,202       4,394,957
Delta Air Lines, Inc. .............................       27,849       3,314,031
Southwest Airlines Co. ............................       73,200       1,802,550
U.S. Airways Group Inc. (a) .......................       31,715       1,982,188
                                                                   -------------
                                                                      11,493,726
                                                                   -------------
Apparel, Textiles 0.4%
Charming Shoppes, Inc. (a) ........................       16,203          75,951
Corning Inc. ......................................       91,414       3,393,745
Fruit of the Loom, Inc.-Class A (a) ...............       24,800         635,500
Liz Claiborne, Inc. ...............................       24,203       1,011,988
Nike, Inc.-Class B ................................       71,248       2,796,484
Reebok International Ltd. (a) .....................       21,129         608,779
Russell Corp. .....................................        7,011         186,230
Springs Industries, Inc.-Class A ..................        7,304         379,808
V.F. Corp. ........................................       49,830       2,289,066
                                                                   -------------
                                                                      11,377,551
                                                                   -------------
Auto Related 2.1%
AutoZone, Inc. (a) ................................       56,400       1,635,600
Chrysler Corp. ....................................      254,002       8,937,695
Cummins Engine Co., Inc. ..........................       16,534         976,539
Dana Corp. ........................................       31,374       1,490,265
Eaton Corp. .......................................       32,182       2,872,243
Echlin, Inc. ......................................       29,244       1,058,267
Ford Motor Co. ....................................      417,364      20,320,410
General Motors Corp. ..............................      259,984      15,761,530
Genuine Parts Co. .................................       67,526       2,291,664
Meritor Automotive, Inc. ..........................            1              21
PACCAR Inc. .......................................       33,080       1,736,700
Parker Hannifin Corp. .............................       46,414       2,129,242
Timken Co. ........................................       24,196         831,738
                                                                   -------------
                                                                      60,041,914
                                                                   -------------
Banks 8.1%
Ahmanson (H.F.) & Co. .............................       36,034       2,412,026
Banc One Corp. ....................................      222,834      12,102,672
Bank of New York Company, Inc. ....................      138,400       8,001,250
BankAmerica Corp. .................................      254,872      18,605,656
BankBoston Corp. ..................................       58,067       5,454,669
Barnett Banks, Inc. ...............................       76,294       5,483,631
BB&T Corp. ........................................       55,600       3,561,875
Chase Manhattan Corp. .............................      154,952      16,967,244
Citicorp ..........................................      169,266      21,401,570
Comerica, Inc. ....................................       41,200       3,718,300
CoreStates Financial Corp. ........................       78,364       6,274,018
Fifth Third Bancorp ...............................       54,250       4,434,937
First Chicago NBD Corp. ...........................      112,536       9,396,756
First Union Corp. .................................      239,600      12,279,500

   The accompanying notes are an integral part of the financial statements.


                         16 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Golden West Financial Corp. .......................       16,517       1,615,569
Huntington Bancshares, Inc. .......................       73,700       2,653,200
KeyCorp ...........................................       87,600       6,203,175
Mellon Bank Corp. .................................       93,524       5,669,893
Morgan (J.P.) & Company, Inc. .....................       69,360       7,829,010
National City Corp. ...............................       85,800       5,641,350
NationsBank Corp. .................................      265,804      16,164,206
Norwest Corp. .....................................      277,616      10,722,918
Republic New York Corp. ...........................       17,400       1,986,862
SunTrust Banks, Inc. ..............................       73,160       5,221,795
U.S. Bancorp ......................................       90,199      10,096,651
Wachovia Corp. ....................................       72,200       5,857,225
Washington Mutual, Inc. ...........................       97,685       6,233,524
Wells Fargo & Co. .................................       33,370      11,327,029
                                                                   -------------
                                                                     227,316,511
                                                                   -------------
Beverages 3.4%
Anheuser-Busch Companies, Inc. ....................      182,380       8,024,720
Brown-Forman, Inc.-Class B ........................        9,419         520,400
Coca-Cola Co. .....................................      909,122      60,570,253
Coors (Adolph) Co.-Class B ........................       15,768         524,286
PepsiCo, Inc. .....................................      557,594      20,317,332
Seagram Ltd. ......................................      132,737       4,289,064
                                                                   -------------
                                                                      94,246,055
                                                                   -------------
Building and Construction 0.9%
Armstrong World Industries, Inc. ..................       17,283       1,291,904
Centex Corp. ......................................       11,290         710,564
Crane Co. .........................................        9,466         410,588
Fleetwood Enterprises, Inc. .......................        8,506         360,973
Home Depot, Inc. ..................................      269,426      15,862,456
Masco Corp. .......................................       62,811       3,195,510
Owens Corning .....................................       12,450         424,856
Stanley Works .....................................       32,130       1,516,134
                                                                   -------------
                                                                      23,772,985
                                                                   -------------
Building, Forest Products 0.4%
Boise Cascade Corp. ...............................       24,003         726,091
Champion International Corp. ......................       36,528       1,655,175
Georgia-Pacific Corp. .............................       33,201       2,016,961
Johnson Controls, Inc. ............................       22,354       1,067,403
Kaufman & Broad Home Corp. ........................        2,045          45,885
Louisiana-Pacific Corp. ...........................       34,158         649,002
Potlatch Corp. ....................................        4,401         189,243
Weyerhaeuser Co. ..................................       69,994       3,434,080
                                                                   -------------
                                                                       9,783,840
                                                                   -------------
Chemicals and Toxic Waste 2.6%
Air Products & Chemical, Inc. .....................       46,304       3,808,504
Amgen, Inc. (a) ...................................       96,740       5,236,052
Dow Chemical Co. ..................................       83,676       8,493,114
Du Pont (E.I.) de Nemours & Co. ...................      415,692      24,967,501
Eastman Chemical Co. ..............................       30,181       1,797,656
FMC Corp. (a) .....................................       16,450       1,107,291
Grace (W.R.) & Co. ................................       27,249       2,191,841
Great Lakes Chemical Corp. ........................       22,096         991,558
Hercules, Inc. ....................................       38,814       1,943,126
Mallinckrodt, Inc .................................       27,102       1,029,876
Monsanto Co. ......................................      216,920       9,110,640
Morton International, Inc. ........................       46,406       1,595,206
Nalco Chemical Co. ................................       16,325         645,858
PPG Industries, Inc. ..............................       60,142       3,435,612
Raychem Corp. .....................................       33,276       1,432,948
Rohm & Haas Co. ...................................       23,159       2,217,474
Sigma-Aldrich Corp. ...............................       39,700       1,578,075
Union Carbide Corp. ...............................       54,252       2,329,445
                                                                   -------------
                                                                      73,911,777
                                                                   -------------
Computer Services 1.5%
3Com Corp. (a) ....................................      127,200       4,444,050
Adobe Systems, Inc. ...............................       29,100       1,200,375
Automatic Data Processing, Inc. ...................      107,512       6,598,549
Cabletron Systems, Inc. (a) .......................       58,100         871,500
Cendant Corp. (a) .................................      293,934      10,103,981
Dell Computer Corp. (a) ...........................      120,000      10,080,000

   The accompanying notes are an integral part of the financial statements.


                         17 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
EMC Corp. (a) .....................................      182,300       5,001,856
Parametric Technology Co.(a) ......................       50,000       2,368,750
Silicon Graphics, Inc. (a) ........................       74,315         924,293
                                                                   -------------
                                                                      41,593,354
                                                                   -------------
Computer Software 3.5%
Cisco Systems, Inc. (a) ...........................      375,450      20,931,338
Computer Associates
  International, Inc. .............................      201,975      10,679,427
Microsoft Corp. (a) ...............................      443,500      57,322,375
Oracle Corp. (a) ..................................      363,356       8,107,381
Seagate Technology, Inc. (a) ......................       94,700       1,822,975
                                                                   -------------
                                                                      98,863,496
                                                                   -------------
Containers 0.3%
Avery Dennison Corp. ..............................       35,330       1,581,017
Ball Corp. ........................................        2,754          97,251
Crown Cork & Seal Company, Inc. ...................       50,850       2,548,856
Owens-Illinois, Inc. (a) ..........................       52,500       1,991,719
Stone Container Corp. .............................       39,849         415,924
Temple-Inland, Inc. ...............................       21,522       1,125,870
                                                                   -------------
                                                                       7,760,637
                                                                   -------------
Cosmetics and Toiletries 0.9%
Alberto-Culver Co.-Class B ........................        2,798          89,711
Avon Products, Inc. ...............................       54,028       3,315,969
Gillette Co. ......................................      205,908      20,680,885
International Flavors &
  Fragrances, Inc. ................................       42,387       2,182,930
                                                                   -------------
                                                                      26,269,495
                                                                   -------------
Diversified 1.0%
Allegheny Teledyne Inc. ...........................       54,169       1,401,623
Ceridian Corp. (a) ................................       28,102       1,287,423
Loews Corp. .......................................       39,400       4,181,325
Minnesota Mining &
  Manufacturing Co. ...............................      155,478      12,758,913
NACCO Industries, Inc.-Class A ....................        3,527         378,050
Pall Corp. ........................................       47,964         992,255
Praxair, Inc. .....................................       57,915       2,606,175
SUPERVALU, Inc. ...................................       31,220       1,307,338
Textron, Inc. .....................................       59,706       3,731,625
                                                                   -------------
                                                                      28,644,727
                                                                   -------------
Drugs 6.9%
American Home Products Corp. ......................      238,766      18,265,599
Bristol-Myers Squibb Co. ..........................      365,478      34,583,356
Lilly (Eli) & Co. .................................      407,740      28,388,897
Merck & Company, Inc. .............................      440,397      46,792,181
Pfizer, Inc. ......................................      475,408      35,447,609
Schering-Plough Corp. .............................      269,116      16,718,832
Warner-Lambert Co. ................................      100,086      12,410,664
                                                                   -------------
                                                                     192,607,138
                                                                   -------------
Electrical Equipment 4.9%
CBS Corp. .........................................      261,410       7,695,257
General Electric Co. ..............................    1,202,944      88,266,016
General Signal Corp. ..............................       23,072         973,350
Grainger (W.W.), Inc. .............................       14,965       1,454,411
Hewlett-Packard Co. ...............................      385,940      24,121,250
ITT Corp. (a) .....................................       43,023       3,565,531
ITT Industries, Inc. ..............................       37,423       1,174,147
Tyco International Ltd. ...........................      192,664       8,681,921
                                                                   -------------
                                                                     135,931,883
                                                                   -------------
Electronics 3.9%
Advanced Micro Devices, Inc.(a) ...................       55,041         987,298
Aeroquip-Vickers, Inc. ............................        5,527         271,168
AlliedSignal, Inc. ................................      207,712       8,087,786
AMP, Inc. .........................................       80,873       3,396,666
Applied Materials, Inc. (a) .......................      134,900       4,063,863
Emerson Electric Co. ..............................      167,500       9,453,281
Harris Corp. ......................................       26,542       1,217,614
Intel Corp. .......................................      600,228      42,166,017
KLA Instruments Corp. (a) .........................       31,800       1,228,275
LSI Logic Corp. (a) ...............................       52,600       1,038,850
Micron Technology, Inc. (a) .......................       82,800       2,152,800

   The accompanying notes are an integral part of the financial statements.


                         18 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Motorola, Inc. ....................................      219,442      12,521,909
National Semiconductor Corp. (a) ..................       58,026       1,505,049
Northern Telecom Ltd. .............................       95,701       8,517,389
Perkin-Elmer Corp. ................................       17,825       1,266,689
Scientific-Atlanta, Inc. ..........................       29,938         501,462
Tektronix, Inc. ...................................       16,707         663,059
Texas Instruments, Inc. ...........................      143,456       6,455,520
Thermo Electron Corp. (a) .........................       58,900       2,621,050
Thomas & Betts Corp. ..............................       17,300         817,425
Western Atlas, Inc. (a) ...........................       21,259       1,573,166
                                                                   -------------
                                                                     110,506,336
                                                                   -------------
Environmental Control 0.3%
Browning-Ferris Industries, Inc. ..................       81,035       2,998,295
Laidlaw, Inc.-Class B .............................       98,900       1,347,513
Safety-Kleen Corp. ................................       20,126         552,207
Waste Management, Inc. ............................      159,458       4,385,095
                                                                   -------------
                                                                       9,283,110
                                                                   -------------
Financial Services 5.1%
American Express Co. ..............................      170,866      15,249,791
Beneficial Corp. ..................................       17,852       1,483,947
Charles Schwab Corp. ..............................       96,400       4,042,775
Cincinnati Financial Corp. ........................       10,200       1,435,650
Countrywide Credit Industries .....................       36,700       1,573,513
Equifax ...........................................       47,500       1,683,281
Fannie Mae ........................................      389,964      22,252,321
First Data Corp. ..................................      157,300       4,601,025
Fleet Financial Group, Inc. .......................       92,444       6,927,522
Freddie Mac .......................................      254,724      10,682,488
Green Tree Financial Corp. ........................       53,500       1,401,031
Hartford Financial Services Group .................       46,923       4,390,233
Household International, Inc. .....................       39,358       5,020,605
MBNA Corp. ........................................      184,225       5,031,645
Merrill Lynch & Co., Inc. .........................      122,276       8,918,506
Morgan Stanley, Dean Witter,
  Discover & Co. ..................................      215,793      12,758,761
PNC Banc Corp. ....................................      123,633       7,054,808
State Street Corp. ................................       59,700       3,473,794
Synovus Financial Corp. ...........................       59,000       1,932,250
Travelers Group, Inc. .............................      420,521      22,655,569
                                                                   -------------
                                                                     142,569,515
                                                                   -------------
Food Services/Lodging 0.6%
Darden Restaurants, Inc. ..........................       44,719         558,988
McDonald's Corp. ..................................      256,114      12,229,443
Tricon Global Restaurants, Inc. (a) ...............       60,699       1,764,065
Wendy's International, Inc. .......................       54,462       1,310,492
                                                                   -------------
                                                                      15,862,988
                                                                   -------------
Foods 3.1%
Archer-Daniels-Midland Co. ........................      195,317       4,235,937
Campbell Soup Co. .................................      167,054       9,710,014
ConAgra, Inc. .....................................      171,632       5,631,675
CPC International, Inc. ...........................       52,830       5,692,432
General Mills, Inc ................................       64,319       4,606,848
Heinz (H.J.) Co. ..................................      134,375       6,827,930
Hershey Foods Corp. ...............................       41,294       2,557,647
Kellogg Co. .......................................      148,014       7,345,195
Pioneer Hi-Bred International, Inc. ...............       25,840       2,771,340
Quaker Oats Co. ...................................       50,884       2,684,131
Ralston-Purina Group ..............................       38,605       3,587,852
Sara Lee Corp. ....................................      175,687       9,893,374
Sysco Corp. .......................................       62,810       2,861,781
Unilever N.V ......................................      233,368      14,570,915
Whitman Corp. .....................................       35,127         915,497
Wrigley (WM) Jr. Co. ..............................       34,092       2,712,445
                                                                   -------------
                                                                      86,605,013
                                                                   -------------
Forest Products and Paper 0.0%
Willamette Industries, Inc ........................       34,600       1,113,688
                                                                   -------------
Health Care 0.9%
Abbott Laboratories ...............................      281,122      18,431,061
Columbia/HCA Healthcare Corp. .....................      227,222       6,731,452
                                                                   -------------
                                                                      25,162,513
                                                                   -------------

   The accompanying notes are an integral part of the financial statements.


                         19 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Hospital Supplies and Health Care 2.9%
Allergan, Inc. ....................................       22,401         751,834
Alza Corp. (a) ....................................       35,234       1,120,882
Bard (C.R.), Inc. .................................       23,477         735,124
Bausch & Lomb, Inc. ...............................       21,723         860,774
Baxter International Inc. .........................      108,863       5,490,777
Becton, Dickinson & Co. ...........................       40,532       2,026,600
Biomet, Inc. ......................................       45,450       1,164,656
Boston Scientific Corp. (a) .......................       71,500       3,280,062
Cardinal Health, Inc. .............................       40,200       3,020,025
Guidant Corp. .....................................       54,400       3,386,400
HBO & Co. .........................................       73,400       3,523,200
HEALTHSOUTH Corp. (a) .............................      141,000       3,912,750
Humana, Inc. (a) ..................................       51,700       1,072,775
Johnson & Johnson .................................      493,896      32,535,399
Manor Care, Inc. ..................................       17,560         614,600
Medtronic, Inc. ...................................      172,304       9,013,653
Shared Medical Systems Corp. ......................        9,674         638,484
St. Jude Medical, Inc. (a) ........................       39,419       1,202,280
Tenet Healthcare Corp. (a) ........................      111,710       3,700,394
United Healthcare Corp. ...........................       71,000       3,527,812
U.S. Surgical Corp. ...............................       22,848         669,732
                                                                   -------------
                                                                      82,248,213
                                                                   -------------
Hotel/Motel 0.2%
Hilton Hotels Corp. ...............................       92,041       2,738,220
Marriott International, Inc. ......................       46,690       3,233,282
                                                                   -------------
                                                                       5,971,502
                                                                   -------------
Household Furnishings 0.2%
Maytag Corp. ......................................       29,012       1,082,510
Newell Co. ........................................       52,858       2,246,465
Whirlpool Corp. ...................................       29,939       1,646,645
                                                                   -------------
                                                                       4,975,620
                                                                   -------------
Household Products 1.9%
Clorox Co. ........................................       42,704       3,376,285
Colgate-Palmolive Co. .............................      108,702       7,989,597
Procter & Gamble Co. ..............................      494,040      39,430,568
Rubbermaid, Inc. ..................................       49,802       1,245,050
Tupperware Corp. ..................................       20,596         574,113
                                                                   -------------
                                                                      52,615,613
                                                                   -------------
Insurance 3.8%
Aetna, Inc. .......................................       54,959       3,878,044
Allstate Corp. ....................................      157,650      14,326,444
American General Corp. ............................       87,137       4,710,844
American International Group, Inc. ................      257,800      28,035,750
Aon Corp. .........................................       56,950       3,338,694
Chubb Corp. .......................................       61,772       4,671,507
CIGNA Corp. .......................................       28,233       4,886,074
Conseco, Inc. .....................................       70,400       3,198,800
General Re Corp. ..................................       29,578       6,270,536
Jefferson-Pilot Corp. .............................       26,077       2,030,746
Lincoln National Corp. ............................       37,410       2,922,656
Marsh & McLennan
  Companies, Inc. .................................       66,624       4,967,652
MBIA, Inc. ........................................       36,000       2,405,250
MGIC Investment Corp. .............................       44,900       2,985,850
Progressive Corp. .................................       26,400       3,164,700
Providian Financial ...............................       36,998       1,671,847
SAFECO Corp. ......................................       59,202       2,886,098
St. Paul Companies, Inc. ..........................       34,830       2,858,237
SunAmerica, Inc. ..................................       60,900       2,603,475
Torchmark Corp. ...................................       46,268       1,946,148
UNUM Corp. ........................................       51,500       2,800,312
USF&G Corp. .......................................       29,017         640,188
                                                                   -------------
                                                                     107,199,852
                                                                   -------------
Leisure Related 1.3%
American Greetings
  Corp.-Class A ...................................       31,314       1,225,160
Brunswick Corp ....................................       28,442         862,148
Disney (Walt) Co. .................................      248,157      24,583,053
Harcourt General, Inc. ............................       18,039         987,635

   The accompanying notes are an integral part of the financial statements.


                         20 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc. (a) ..................       35,215         664,683
Hasbro, Inc. ......................................       49,487       1,558,841
Jostens, Inc. .....................................        5,639         130,049
Mattel, Inc. ......................................      107,165       3,991,896
Mirage Resorts, Inc. (a) ..........................       61,300       1,394,575
                                                                   -------------
                                                                      35,398,040
                                                                   -------------
Machinery 1.3%
Black & Decker Corp. ..............................       37,671       1,471,523
Briggs & Stratton Corp. ...........................       11,982         581,876
Case Corp. ........................................       29,200       1,764,775
Caterpillar Inc. ..................................      136,864       6,646,458
Cincinnati Milacron, Inc. .........................        7,447         193,157
Cooper Industries, Inc. ...........................       39,148       1,918,252
Deere & Co. .......................................       97,623       5,692,641
Dover Corp. .......................................       74,808       2,702,439
Dresser Industries, Inc. ..........................       64,482       2,704,214
Echo Bay Mines Ltd. (a) ...........................       28,730          70,029
Harnischfeger Industries, Inc. ....................       18,922         668,183
Illinois Tool Works, Inc. .........................       90,792       5,458,869
Ingersoll-Rand Co. ................................       65,696       2,660,688
Millipore Corp. ...................................       18,592         630,966
Navistar International Corp. (a) ..................       10,658         264,452
Snap-On, Inc. .....................................       14,094         614,851
TRW Inc. ..........................................       46,672       2,491,118
                                                                   -------------
                                                                      36,534,491
                                                                   -------------
Metals 0.9%
Alcan Aluminium Ltd. ..............................       80,536       2,224,807
Aluminum Company of America .......................       63,400       4,461,775
Armco, Inc. (a) ...................................       62,935         310,742
Asarco, Inc. ......................................       15,849         355,612
Barrick Gold Corp. ................................      137,100       2,553,487
Battle Mountain Gold Co. ..........................       44,400         260,850
Bethlehem Steel Corp. (a) .........................       40,449         348,873
Cyprus Amax Minerals Co. ..........................       29,194         448,858
Engelhard Corp. ...................................       40,008         695,139
Freeport-McMoRan Copper &
  Gold, Inc.-Class B ..............................       30,600         481,950
Homestake Mining Co. ..............................       63,643         564,832
Inco Ltd. .........................................       57,566         978,622
Inland Steel Industries, Inc. .....................       16,603         284,326
Newmont Mining Corp. ..............................       66,610       1,956,669
Nucor Corp. .......................................       36,494       1,763,116
Phelps Dodge Corp. ................................       25,408       1,581,647
Placer Dome, Inc. .................................       89,604       1,136,851
Reynolds Metals Co. ...............................       29,349       1,760,940
USX-U.S. Steel Group, Inc. ........................       38,977       1,218,031
Worthington Industries, Inc. ......................       20,379         336,254
                                                                   -------------
                                                                      23,723,381
                                                                   -------------
Miscellaneous 0.1%
ACNielsen Corp. (a) ...............................            1              24
Cognizant Corp. ...................................       60,579       2,699,552
NextLevel Systems, Inc. (a) .......................       58,000       1,036,750
                                                                   -------------
                                                                       3,736,326
                                                                   -------------
Office Equipment and Computers 3.0%
Apple Computer, Inc. (a) ..........................       46,142         605,614
Autodesk, Inc. ....................................       17,114         633,218
Compaq Computer Corp. .............................      278,231      15,702,662
Computer Sciences Corp. (a) .......................       29,886       2,495,481
Data General Corp. (a) ............................       18,745         326,866
Digital Equipment Corp. (a) .......................       55,932       2,069,484
Honeywell, Inc. ...................................       46,819       3,207,102
Ikon Office Solutions, Inc. .......................       50,562       1,422,056
International Business
  Machines Corp. ..................................      357,382      37,368,755
Moore Corp. Ltd. ..................................       22,079         333,945
Novell, Inc. (a) ..................................      118,992         892,440
Pitney Bowes, Inc. ................................       52,098       4,685,564
Sun Microsystems, Inc. (a) ........................      137,656       5,489,033
Unisys Corp. (a) ..................................       72,599       1,007,311

   The accompanying notes are an integral part of the financial statements.


                         21 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Xerox Corp. .......................................      118,735       8,764,127
                                                                   -------------
                                                                      85,003,658
                                                                   -------------
Oil Related 8.5%
Amerada Hess Corp. ................................       36,193       1,986,091
Amoco Corp. .......................................      179,002      15,237,545
Anadarko Petroleum ................................       19,500       1,183,406
Apache Corp. ......................................       35,200       1,234,200
Ashland Inc. ......................................       21,387       1,148,215
Atlantic Richfield Co. ............................      118,750       9,514,844
Baker Hughes, Inc. ................................       65,144       2,841,907
Burlington Resources, Inc. ........................       60,239       2,699,460
Chevron Corp. .....................................      241,966      18,631,382
Exxon Corp. .......................................      906,414      55,461,207
Fluor Corp. .......................................       32,381       1,210,240
Foster Wheeler Corp. ..............................       16,538         447,560
Halliburton Co. ...................................       98,480       5,114,805
Helmerich & Payne, Inc. ...........................        9,808         665,718
Kerr-McGee Corp. ..................................       20,832       1,318,926
McDermott International, Inc. .....................       24,087         882,186
Mobil Corp. .......................................      289,142      20,872,438
Occidental Petroleum Corp. ........................      125,714       3,684,992
Oryx Energy Co. (a) ...............................       43,979       1,121,464
Pennzoil Co. ......................................       18,754       1,253,002
Phillips Petroleum Co. ............................       90,706       4,410,579
Rowan Companies, Inc. (a) .........................       29,900         911,950
Royal Dutch Petroleum Co. .........................      788,204      42,710,804
Schlumberger Ltd. .................................      183,562      14,776,741
Sun Co., Inc. .....................................       29,845       1,255,355
Tenneco, Inc. .....................................       69,434       2,742,643
Texaco, Inc. ......................................      201,122      10,936,009
Union Pacific Resources
  Group Inc. ......................................       93,748       2,273,389
Unocal Corp. ......................................       90,637       3,517,849
USX-Marathon Group ................................       99,364       3,353,535
Williams Companies, Inc. ..........................      118,236       3,354,946
                                                                   -------------
                                                                     236,753,388
                                                                   -------------
Paper 0.8%
Bemis Company, Inc. ...............................       11,531         508,085
Fort James Corp. ..................................       73,035       2,793,589
International Paper Co. ...........................      111,144       4,793,085
Kimberly-Clark Corp. ..............................      212,130      10,460,660
Mead Corp. ........................................       42,102       1,178,856
Union Camp Corp. ..................................       29,303       1,573,205
Westvaco Corp. ....................................       34,960       1,099,055
                                                                   -------------
                                                                      22,406,535
                                                                   -------------
Pharmaceuticals 0.2%
Pharmacia & Upjohn, Inc. ..........................      186,532       6,831,735
                                                                   -------------
Photography and Optical 0.3%
Eastman Kodak Co. .................................      121,326       7,378,138
Polaroid Corp. ....................................       16,482         802,467
                                                                   -------------
                                                                       8,180,605
                                                                   -------------
Printing and Publishing 1.3%
Deluxe Corp. ......................................       30,091       1,038,140
Donnelley (R.R.) & Sons Co. .......................       58,152       2,166,162
Dow Jones & Co, Inc. ..............................       30,172       1,619,859
Dun & Bradstreet Corp. ............................       62,579       1,936,038
Gannett Co., Inc. .................................      104,292       6,446,549
Harland (John H.) Co. .............................        3,304          69,384
Knight-Ridder, Inc. ...............................       37,626       1,956,552
McGraw-Hill Companies, Inc. .......................       37,630       2,784,620
Meredith Corp. ....................................        8,272         295,207
New York Times Co.--Class A .......................       30,284       2,002,529
Time Warner, Inc. .................................      192,815      11,954,530
Times Mirror Co.--Class A .........................       27,329       1,680,734
Tribune Co. .......................................       46,596       2,900,601
                                                                   -------------
                                                                      36,850,905
                                                                   -------------
Professional Services 0.4%
Block (H&R), Inc. .................................       40,535       1,816,475
Ecolab, Inc. ......................................       18,600       1,031,138

   The accompanying notes are an integral part of the financial statements.


                         22 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
EG&G, Inc. ........................................        8,125         169,102
Interpublic Group of
  Companies, Inc. .................................       39,160       1,950,657
National Service Industries .......................       20,326       1,007,407
Service Corporation International .................       84,792       3,132,005
Transamerica Corp. ................................       23,843       2,539,279
                                                                   -------------
                                                                      11,646,063
                                                                   -------------
Railroads 0.7%
Burlington Northern
  Santa Fe Corp. ..................................       57,362       5,331,081
CSX Corp. .........................................       79,332       4,283,927
Norfolk Southern Corp. ............................      130,353       4,016,502
Union Pacific Corp. ...............................       95,647       5,971,960
                                                                   -------------
                                                                      19,603,470
                                                                   -------------
Real Estate 0.0%
Pulte Corp. .......................................       10,166         425,066
                                                                   -------------
Retail 4.1%
Albertson's, Inc. .................................       92,202       4,368,070
American Stores Co. ...............................      106,736       2,194,759
Circuit City Stores, Inc. .........................       39,346       1,399,242
Costco Companies, Inc. (a) ........................       78,599       3,507,480
CVS Corp. .........................................       64,419       4,126,842
Dayton Hudson Corp. ...............................       80,108       5,407,290
Dillards Department
  Stores, Inc.-Class A ............................       42,797       1,508,594
Federated Department
  Stores, Inc.(a) .................................       77,400       3,333,038
Gap, Inc. .........................................      147,771       5,236,635
Giant Food, Inc.-Class A ..........................       17,093         575,820
Great Atlantic & Pacific Tea
  Co., Inc. .......................................        8,025         238,242
Kmart Corp. (a) ...................................      178,903       2,068,566
Kroger Co. (a) ....................................       93,720       3,461,783
Limited, Inc. .....................................       92,447       2,357,399
Longs Drug Stores, Inc. ...........................       10,826         347,785
Lowe's Companies, Inc. ............................       66,694       3,180,470
May Department Stores Co. .........................       83,298       4,388,763
Mercantile Stores Company, Inc. ...................        8,030         488,826
Nordstrom, Inc. ...................................       31,729       1,915,638
Penney (J.C.) Co., Inc. ...........................       98,150       5,919,672
Pep Boys-Manny, Moe & Jack ........................       15,512         370,349
Rite Aid Corp. ....................................       51,001       2,993,121
Sears, Roebuck & Co. ..............................      141,709       6,412,332
Sherwin-Williams Co. ..............................       64,974       1,803,029
Tandy Corp. .......................................       37,966       1,464,064
TJX Companies, Inc. ...............................       59,308       2,038,713
Toys `R' Us, Inc. (a) .............................      108,618       3,414,678
Walgreen Co. ......................................      182,468       5,724,934
Wal-Mart Stores, Inc. .............................      825,548      32,557,549
Winn-Dixie Stores, Inc. ...........................       47,180       2,061,176
Woolworth Corp. (a) ...............................       36,122         735,986
                                                                   -------------
                                                                     115,600,845
                                                                   -------------
Telecommunications 3.9%
360 Communications Co. (a) ........................            1              20
Airtouch Communications, Inc. (a) .................      185,535       7,711,298
Alltel Corp. ......................................       59,000       2,422,687
Ameritech Corp. ...................................      202,052      16,265,186
Andrew Corp. (a) ..................................       37,976         911,424
Bay Networks, Inc. (a) ............................       77,300       1,975,981
Clear Channel
  Communications, Inc. (a) ........................       37,600       2,986,850
Comcast Corp.-Class A .............................      113,362       3,577,988
DSC Communications Corp. (a) ......................       43,990       1,055,760
Frontier Corp. ....................................       56,400       1,357,125
GTE Corp. .........................................      351,936      18,388,656
King World Productions, Inc. ......................       17,406       1,005,197
Lucent Technologies, Inc. .........................      236,441      18,885,725
MCI Communications Corp. ..........................      251,720      10,776,763
Tele-Communications, Inc.
  -Class A (a) ....................................      165,360       4,619,745
Tellabs, Inc. (a) .................................       69,300       3,664,238

   The accompanying notes are an integral part of the financial statements.


                         23 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Viacom, Inc.-Class B (a) ..........................       99,849       4,137,493
WorldCom, Inc. (a) ................................      332,100      10,046,025
                                                                   -------------
                                                                     109,788,161
                                                                   -------------
Tire and Rubber 0.2%
Cooper Tire & Rubber Co. ..........................       18,851         459,493
Goodrich (B.F.) Co. ...............................       24,952       1,033,949
Goodyear Tire & Rubber Co. ........................       59,836       3,807,065
                                                                   -------------
                                                                       5,300,507
                                                                   -------------
Tobacco 1.6%
Fortune Brands, Inc. ..............................       64,574       2,393,274
Philip Morris Companies, Inc. .....................      890,598      40,355,222
UST, Inc. .........................................       67,707       2,500,927
                                                                   -------------
                                                                      45,249,423
                                                                   -------------
Trucking, Shipping 0.2%
Caliber System, Inc. ..............................       16,882         821,942
Federal Express Corp. (a) .........................       42,750       2,610,422
Ryder System, Inc. ................................       37,617       1,231,957
                                                                   -------------
                                                                       4,664,321
                                                                   -------------
Utilities 7.9%
American Electric Power Co. .......................       80,310       4,146,004
AT&T Corp. ........................................      597,006      36,566,618
Baltimore Gas & Electric Co. ......................       40,625       1,383,789
Bell Atlantic Corp. ...............................      285,418      25,973,038
BellSouth Corp. ...................................      364,432      20,522,077
Carolina Power & Light Co. ........................       42,028       1,783,563
Central & South West Corp. ........................       85,230       2,306,537
CINergy Corp. .....................................       46,622       1,786,205
Coastal Corp. .....................................       37,966       2,351,519
Columbia Gas System, Inc. .........................       24,735       1,943,243
Consolidated Edison Company
  of New York, Inc. ...............................       94,036       3,855,476
Consolidated Natural Gas Co. ......................       39,405       2,384,002
Dominion Resources, Inc. ..........................       63,206       2,690,205
DTE Energy Co .....................................       57,576       1,997,168
Duke Energy Corp. .................................      135,295       7,491,961
Eastern Enterprises ...............................        3,742         168,390
Edison International ..............................      135,970       3,696,684
Enron Corp. .......................................      117,866       4,898,806
Entergy Corp. .....................................      105,207       3,149,635
FirstEnergy Corp. (a) .............................       78,884       2,287,636
FPL Group, Inc. ...................................       66,294       3,923,776
GPU, Inc. .........................................       47,800       2,013,575
Houston Industries, Inc. ..........................      114,092       3,044,830
Niagara Mohawk Power Corp. (a ) ...................       38,342         402,591
NICOR, Inc. .......................................       10,069         424,786
Northern States Power Co ..........................       18,844       1,097,663
ONEOK, Inc. .......................................       11,791         476,062
Pacific Enterprises ...............................       21,768         819,021
PacifiCorp ........................................       91,389       2,496,062
PECO Energy Co. ...................................       91,284       2,213,637
People's Energy Corp. .............................        5,455         214,791
PG&E Corp. ........................................      170,505       5,189,746
PP&L Resources, Inc. ..............................       73,300       1,754,619
Public Service Enterprise
  Group, Inc. .....................................       95,494       3,025,966
SBC Communications, Inc. ..........................      338,614      24,803,475
Sonat, Inc. .......................................       34,810       1,592,558
Southern Co. ......................................      259,458       6,713,476
Sprint Corp. ......................................      126,282       7,403,282
Texas Utilities Co. ...............................       90,127       3,745,903
Unicom Corp. ......................................       79,525       2,445,394
Union Electric Co. ................................       26,720       1,155,640
U.S. West, Inc.-Communications
  Group ...........................................      182,328       8,227,551
U.S. West, Inc.-Media Group (a) ...................      219,028       6,324,433
                                                                   -------------
                                                                     220,891,393
--------------------------------------------------------------------------------
Total Common Stocks (Cost $1,757,541,598)                          2,764,949,595
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.


                         24 - Equity 500 Index Portfolio

                                                          % of
                                                       Net Assets
--------------------------------------------------------------------------------
Total Investment Portfolio
  (Cost $1,791,901,704) .........................         99.9%    2,799,310,640

Other Assets Less Liabilities ...................          0.1%        3,775,831
                                                         -----     -------------
Net Assets ......................................        100.0%    2,803,086,471
                                                         =====     =============

  (a) Non-income producing security.

  (b) Held as collateral for futures contracts.

   The accompanying notes are an integral part of the financial statements.


                         25 - Equity 500 Index Portfolio

                              Financial Statements

                           Equity 500 Index Portfolio

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (cost of $1,791,901,704) ........................   $2,799,310,640
                 Dividends and interest receivable   * .................................        3,960,232
                 Variation margin receivable ...........................................           22,425
                 Prepaid expenses and other ............................................            4,991
                                                                                            ----------------
                 Total assets ..........................................................    2,803,298,288
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Due to Bankers Trust ..................................................          193,761
                 Accured expenses and other ............................................           18,056
                                                                                            ----------------
                 Total liabilities .....................................................          211,817
                --------------------------------------------------------------------------------------------
                 Net assets                                                                $2,803,086,471
                --------------------------------------------------------------------------------------------
Composition of Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Paid-in capital .......................................................    1,795,065,447
                 Net unrealized appreciation on investments ............................    1,007,408,936
                 Net unrealized appreciation on futures contracts ......................          612,088
                --------------------------------------------------------------------------------------------
                 Net assets                                                                $2,803,086,471
                --------------------------------------------------------------------------------------------

                 * Includes $151,469 from the Portfolio's investment in the BT Institutional Cash Management Fund.

   The accompanying notes are an integral part of the financial statements.


                         26 - Equity 500 Index Portfolio

                           Equity 500 Index Portfolio

                             Statement of Operations
                      for the year ended December 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign withholding tax of $239,357) .................   $  42,168,929
                 Interest* ..............................................................       2,481,564
                                                                                            -----------------
                 Total investment income ................................................      44,650,493
                 Expenses:
                 Advisory fees ..........................................................       2,430,147
                 Administration and services fees .......................................       1,215,073
                 Professional fees ......................................................          25,600
                 Trustees' fee ..........................................................           2,100
                 Miscellaneous ..........................................................          10,687
                                                                                            -----------------
                 Total expenses .........................................................       3,683,607
                 Less: Expenses absorbed by Bankers Trust ...............................      (1,739,490)
                                                                                            -----------------
                 Net expenses ...........................................................       1,944,117
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                         42,706,376
                ---------------------------------------------------------------------------------------------

Realized and Unrealized Gain on Investments and Futures Contracts
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain from investment transactions .........................      91,887,326
                 Net realized gain from futures transactions ............................       3,399,122
                 Net change in unrealized appreciation on investments ...................     528,046,548
                 Net change in unrealized appreciation on futures contracts .............         729,288
                                                                                            -----------------
                 Net realized and unrealized gain on investments and futures contracts ..     624,062,284
                ---------------------------------------------------------------------------------------------
                 Net increase in net assets from operations                                 $ 666,768,660
                ---------------------------------------------------------------------------------------------

                 * Includes $1,311,133 from the Portfolio's investment in the
                   BT Institutional Cash Management Fund.

   The accompanying notes are an integral part of the financial statements.


                         27 - Equity 500 Index Portfolio

                           Equity 500 Index Portfolio

                       Statement of Changes in Net Assets

                                                                                       Years Ended December 31,
Increase in Net Assets from:                                                           1997               1996
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ........................................  $   42,706,376    $   33,117,570
                 Net realized gain from investments and futures transactions ..      95,286,448        21,413,687
                 Net change in unrealized appreciation on investments and
                    futures contracts .........................................     528,775,836       267,538,386
                                                                                 ----------------  -----------------
                 Net increase in net assets from operations ...................     666,768,660       322,069,643
                                                                                 ----------------  -----------------
                 Capital Transactions:
                 Proceeds from capital invested ...............................   1,462,422,481       854,711,041
                 Value of capital withdrawn ...................................  (1,251,328,236)     (332,293,144)
                                                                                 ----------------  -----------------
                 Net increase in net assets from capital transactions .........     211,094,245       522,417,897
                                                                                 ----------------  -----------------
                 Total increase in net assets .................................     877,862,905       844,487,540
                 Net assets at beginning of year ..............................   1,925,223,566     1,080,736,026
                                                                                 ----------------  -----------------
                 Net assets at end of year ....................................  $2,803,086,471    $1,925,223,566
                                                                                 ----------------  -----------------

   The accompanying notes are an integral part of the financial statements.


                         28 - Equity 500 Index Portfolio

                              Financial Highlights

                           Equity 500 Index Portfolio

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                                 For the Year Ended December 31,
                                                        1997        1996        1995       1994        1993
--------------------------------------------------------------------------------------------------------------
Supplemental Data and Ratios
Net assets, end of period (000s omitted) .........  $2,803,086  $1,925,224  $1,080,736  $ 559,772   $ 151,805
Ratios to average net assets:
Net investment income (%) ........................        1.76        2.20        2.52       2.84        2.67
Expenses (%) .....................................        0.08        0.10        0.10       0.10        0.10
Decrease reflected in above expense ratio due to
   absorption of expenses by Bankers Trust (%) ...        0.07        0.05        0.05       0.06        0.10
Portfolio turnover rate (%) ......................          19          15           6         21          31
Average commission per share* ....................   $  0.0230   $  0.0230          --         --          --

* For fiscal years beginning on or after September 1, 1995, a a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                         29 - Equity 500 Index Portfolio

                          Notes to Financial Statements

                           Equity 500 Index Portfolio

             Note 1-Organization and Significant Accounting Policies

A.  Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.


                         30 - Equity 500 Index Portfolio

F.  Other

The preparation of financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                  Note 2-Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,215,073.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $2,430,147.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $1,739,490.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood").

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

For the year ended December 31, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $341,058.

               Note 3-Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1997, were $777,096,136 and $439,507,213, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $1,807,569,264. The aggregate gross unrealized appreciation was $1,013,752,877 and the aggregate gross unrealized depreciation was $22,011,501 for all investments as of December 31, 1997.

                            Note 4-Futures Contracts

A summary of obligations under these financial instruments at December 31, 1997 is as follows:

                                                                                           Unrealized
Type of Future            Expiration      Contracts     Position     Market Value ($)    Appreciation ($)
--------------            ----------      ---------     --------     ----------------    ----------------
S&P 500 Index Futures     March 1998         259          Long         63,396,725            612,088

At December 31, 1997, the Portfolio segregated $4,133,229 to cover margin requirements on open futures contracts.


                         31 - Equity 500 Index Portfolio

                        Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of the Equity 500 Index
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


Kansas City, Missouri                                   COOPERS & LYBRAND L.L.P.
February 13, 1998


                         32 - Equity 500 Index Portfolio

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                         33 - Scudder S&P 500 Index Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                         34 - Scudder S&P 500 Index Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                         35 - Scudder S&P 500 Index Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

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